Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Such management estimates and assumptions are related, but not limited to contingent liabilities, income tax uncertainties, deferred taxes assets, share-based compensation, value of intangible assets and goodwill, as well as the determination of revenue recognition from contracts accounted for based on the estimate of percentage of completion. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Financial statements in United States dollars
b.	Financial statements in United States dollars:

The currency of the primary economic environment in which the operations of Sapiens and certain subsidiaries are conducted is the U.S. dollar (“dollar”); thus, the dollar is the functional currency of Sapiens and certain subsidiaries.

Sapiens and certain subsidiaries’ transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, “Foreign Currency Matters”.

All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries, whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of an accumulated other comprehensive income (loss) within equity.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Non-controlling interests of subsidiaries represent the non-controlling shareholders’ share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with original maturities of three months or less at the date acquired.
Short-term bank deposits
e.	Short-term bank deposits:
Short-term bank deposits with original maturities of more than three months and less than one year at the date acquired are included in short-term bank deposits.
Trade receivables
f.	Trade receivables:

Trade receivables are stated net of credit losses allowance. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations.

Estimated credit loss allowance is recorded as general and administrative expenses on the Company’s consolidated statements of income.

The following table presents the changes in the allowance for credit losses for the years ended December 31, 2022 and 2021:

	December 31,
	2022	2021

Balance at the beginning of the year	$1,337	$1,558
Current period provision	428	68
Write offs	(635)	-
Recoveries collected	-	(289)

Balance at year end	$1,130	$1,337

Property and equipment, net
g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	20 - 33
Office furniture and equipment	6 - 33
Buildings	2.5
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Leases
h.	Leases:

The Company determines if an arrangement is a lease at inception. The Company’s assessment is based on: (1) whether the contract involves the use of an identified asset, (2) whether the Company obtains the right to substantially all of the economic benefits from the use of the asset throughout the period of use, and (3) whether the Company has the right to direct the use of the asset.

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset, the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, or the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term. A lease is classified as an operating lease if it does not meet any one of these criteria. Since all of the Company’s lease contracts do not meet any one of the criteria above, the Company concluded that all of its lease contracts should be classified as operation leases.

For lease with terms greater than 12 months, ROU assets and liabilities are recognized on the commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate (“IBR”) based on the information available on the commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. The ROU asset also includes any lease payments made prior to commencement and is recorded net of any lease incentives received. Moreover, the ROU asset may also include initial direct costs, which are incremental costs of a lease that would not have been incurred if the lease had not been obtained.

Research and development costs
i.	Research and development costs:

Research and development costs incurred in the process of software production before establishment of technological feasibility are charged to expenses as incurred. Certain internal and external costs incurred to develop software to be sold are capitalized after technological feasibility is established in accordance with ASC 985-20, “Software - Costs of Software to be Sold Leased or Marketed”. Based on the Company’s product development process, technological feasibility is established upon completion of a detailed program design.

Costs incurred by the Company between completion of the detailed program design and the point at which the product is ready for general release, have been capitalized.

Capitalized software development costs are amortized using the straight-line method over the estimated useful life of the software products (primarily seven years).

Business combinations
j.	Business combinations:

The Company accounts for its business acquisitions in accordance with Accounting Standards Codification ASC No. 805, “Business Combinations”. The Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the business combination date. The total purchase price allocated to the tangible assets, liabilities assumed and intangible assets acquired is assigned based on their fair values as of the date of the acquisition. The excess of the fair value of the purchase price over the fair value of these identifiable assets and liabilities is recorded as goodwill. Goodwill generated from the business combinations is primarily attributable to synergies between the Company and acquired companies’ respective products and services. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

The Company accounts for a transaction that does not meet the definition of a business as an asset acquisition Under ASU No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business (“2017-01”), while first determine whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If this threshold is met, the single asset or group of assets, as applicable, is not a business.

Other intangible assets, net
k.	Other intangible assets, net:

Technology and patents acquired are amortized over their estimated useful life on a straight-line basis. The acquired customer relationships are amortized over their estimated useful lives in proportion to the economic benefits realized method. The average annual rates for other intangible assets are as follows:

%

Technology	13 - 33
Customer relationships	7 – 17
Patents	10

Goodwill
l.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the identifiable tangible and intangible assets acquired. Under ASC 350,“Intangibles- Goodwill and Other” (“ASC 350”), goodwill is subject to an annual impairment test at least annually or more frequently if impairment indicators are present. Goodwill impairment is required if the carrying amount of a reporting unit exceeds its estimated fair value. The Company operates in four reporting units: L&P (Life & Pension), P&C (Property & Casualty), Decision and IPELS.

For the years ended December 31, 2022, 2021 and 2020, no impairment of goodwill has been recorded.

Impairment of long-lived assets
m.	Impairment of long-lived assets:

The Company’s long-lived assets to be held and used including right-of-use assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360 “Property, Plant, and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. ASC 360 provides examples of events or changes in circumstances that might indicate that impairment exists for a particular long-lived asset or asset group.

Among those events and circumstances that the Company believes to be impairment indicators are:

-	A significant decrease in the market price of a long-lived asset (asset group).

-	A significant adverse change in the extent or manner in which a long-lived asset (asset group) is being used or in its physical condition.

The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During 2022, no impairment losses have been identified.

During 2021 and 2020, the Company identified an impairment loss of $1,439 and $351, respectively, as outlined in Note 6.

Revenue recognition
n.	Revenue recognition:

The Company implements the provisions of Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). See Note 18 for further disclosures.

Revenues are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.

The Company generates revenues mainly from sales of software licenses which include significant implementation and customization services. In addition, the Company generates revenues from post implementation consulting services and maintenance services. Revenues from these contracts are based on either fixed price or time and material.

Revenue from long term contracts which involve significant implementation, customization, or integration of the Company’s software license to customer-specific requirements are considered as one performance obligation satisfied over-time.

The Company recognizes revenue on such contracts over time, using the percentage of completion accounting method. The Company recognizes revenue as the work is performed, based on a ratio between actual costs incurred compared to the total estimated costs for the contract. Determining the projected labor costs requires understanding the project-specific circumstances, including the specific terms and conditions of each contract, changes to the project schedule, and complexity of the project. Provisions for estimated losses on uncompleted contracts are made during the period in which such losses become probable, in the amount of the estimated loss on the entire contract.

When post implementation and consulting services do not involve significant customization, the Company accounts for such services as performance obligations satisfied over time and revenues are recognized as the services are provided.

When the Company enters into a contract for the sale of software license which does not require significant implementation services, and the customer receives the rights to use the perpetual or term-based software license, the Company recognizes revenue from the sale of the software license at the time of delivery, when the customer receives control of the software license. The software license is considered a distinct performance obligation recognized at a point-in-time, as the customer can benefit from the software on its own or together with other readily available resources.

The Company allocates the transaction price for each contract to each performance obligation identified in the contract based on the relative standalone selling price (SSP). The Company determines SSP for the purposes of allocating the transaction price to each performance obligation by considering several external and internal factors including, but not limited to, transactions where the specific performance obligation is sold separately, historical actual pricing practices and geographies in which the Company offers its services.

If a specific performance obligation, such as the software license, is sold for a broad range of amounts (that is, the selling price is highly variable) or if the Company has not yet established a price for that good or service, and the good or service has not previously been sold on a standalone basis (that is, the selling price is uncertain), the Company applies the residual approach whereby all other performance obligations within a contract are first allocated a portion of the transaction price based upon their respective SSPs with any residual amount of transaction price allocated to the remaining specific performance obligation.

In addition to software license fees, contracts with customers may contain an agreement to provide maintenance services. The Company considers the maintenance performance obligation as a distinct performance obligation that is satisfied over time and recognized on a straight-line basis over the contractual period.

The Company pays sales commissions primarily to sales personnel based on their attainment of certain predetermined sales goals. Sales commissions are considered incremental and recoverable costs of obtaining a contract with a customer. Sales commissions paid for initial contracts, which are not commensurate with sales commissions paid for renewal contracts, are capitalized and amortized over an expected period of benefit. Sales commissions for initial contracts, which are commensurate with sales commissions paid for renewal contracts, are capitalized and amortized correspondingly to the recognized revenue of the related initial contracts. Sales commissions for renewal contracts are capitalized and amortized on a straight-line basis over the related contractual renewal period. If the expected amortization period is one-year or less, the Company uses the practical expedient and the commission fee is expensed as incurred.

Amortization expense related to these costs are included in sales, marketing, general and administrative expenses.

Income taxes
o.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. This topic prescribes the use of the asset and liability method, whereby deferred tax asset and liability account balances are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. Deferred tax assets are evaluated for future realization and reduced by a valuation allowance to the extent the Company believes they will not be realized. The Company considers all available evidence, including historical information, long range forecast of future taxable income and evaluation of tax planning strategies. Amounts recorded for valuation allowance can result from a complex series of judgments about future events and can rely on estimates and assumptions.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company classifies interest as financial expense and penalties as selling, marketing, general and administrative expenses.

Concentrations of credit risks
p.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, unbilled receivables and contract assets, and foreign currency derivative contracts.

The Company’s cash and cash equivalents and short-term bank deposit are invested in bank deposits mainly in US dollars.

The Company’s trade receivables are generally derived from sales to large and solid organizations located mainly in North America, Europe and the rest of the world.

The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. In certain circumstances, the Company may require prepayment.

The Company entered into forward contracts, and option contracts intended to protect against the increase in value of forecasted non-dollar currency cash flows. The derivative instruments hedge a portion of the Company’s non-dollar currency exposure.

No off-balance sheet concentrations of credit risk exist.

Accrued severance pay and retirement plans
q.	Accrued severance pay and retirement plans:

The Company’s liability for severance pay for its Israeli employees is calculated pursuant to Israel’s Severance Pay Law based on the most recent monthly salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month’s salary for each year of employment, or a portion thereof. The Company’s liability is fully provided by monthly deposits with insurance policies and severance pay funds and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel’s Severance Pay Law or employment agreements. The value of the deposited funds is based on the cash surrendered value of these policies and recorded as an asset in the Company’s consolidated balance sheet.

In addition, the Company signed a collective agreement with certain employees, according to which the Company’s contributions for severance pay shall be in lieu of severance compensation and that upon release of the policy to the employee, no additional payments shall be made by the Company to the employee. Generally, the Company, under its sole discretion, pays to these employees the entire liability, irrespective of the collective agreement described per above. Therefore, the net obligation related to those employees is stated on the balance sheet as accrued severance pay.

The Company’s agreements with certain employees in Israel are in accordance with Section 14 of the Severance Pay Law, whereas, the Company’s contributions for severance pay shall be in lieu of its severance liability. Upon contribution of the full amount of the employee’s monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter to severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance expense for the years 2022, 2021 and 2020 amounted to $5,199, $4,538 and $4,020, respectively.

The Company has a 401(k) retirement savings plan for most of its U.S. employees. Each eligible employee may elect to contribute a portion of its employee’s compensation to the plan. The Company has a discretionary employer match. In the reporting periods, this match ranges from 1.25-3% if an employee contributed 5-6%.

Such 401(k) employer match expense for the years 2022, 2021 and 2020 amounted to $1,280, $1,282 and $1,233, respectively.

Basic and diluted net earnings per share
r.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of common shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of common shares outstanding during each year plus dilutive potential equivalent common shares considered outstanding during the year, in accordance with ASC 260, “Earnings Per Share”.

Stock-based compensation
s.	Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation” (“ASC 718”), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model.

The Company uses the Binomial Lattice (“Binomial model”) option-pricing model to estimate the fair value for any options granted. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, and the probability that the option will be exercised prior to the end of its contractual life. The Company recognizes forfeitures of equity-based awards as they occur.

Stock-based compensation cost is measured at the grant date, based on the fair value of the award. The Company recognizes compensation expense for the value of its awards, which have graded vesting, on a straight-line basis when the only condition to vesting is continued service. If vesting is subject to a performance condition, recognition is based on the implicit service period of the award. Expense for awards with performance conditions is estimated and adjusted on a quarterly basis based upon the assessment of the probability that the performance condition will be met.

The fair value of each option granted in 2022, 2021 and 2020 using the Binomial model, was estimated on the date of grant with the following assumptions:

	Year ended December 31,
	2022	2021	2020

Contractual life	6 years	6 years	6 years
Expected exercise factor	2-2.8	2-2.8	2-2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	35.5%-36.4%	36.3%-36.9%	31.0%-35.2%
Risk-free interest rate	3.0%-4.3%	0.5%-1.3%	0.4%-1.8%

The risk-free interest rate assumption is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term as of the Company’s employee stock options. Since dividend payment is applied to reduce the exercise price of the option, the effect of the dividend protection is reflected by using an expected dividend assumption of zero.

The expected life of options granted is derived from the output of the option valuation model and represents the period of time the options are expected to be outstanding. The expected exercise factor is based on industry acceptable rates since no actual historical behavior by option holders exists. Expected volatility is based on the historical volatility of the Company.

Fair value of financial instruments
t.	Fair value of financial instruments:

ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The Company measures its foreign currency derivative instruments at fair value.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The carrying amounts of cash and cash equivalents, short-term bank deposit, trade receivables, other receivables and prepaid expenses (excluding derivatives) and accounts payable, accrued expenses and other current liabilities approximate fair value due to the short-term maturities of such instruments.

The following table presents assets measured at fair value on a recurring basis as of December 31, 2022 and 2021:

	December 31,
	2022	2021
	Fair value measurement using input Level 2
Other receivables and prepaid expenses:

Derivative instruments	$109	$188

Derivatives and hedging
u.	Derivatives and hedging:

The Company enters into option contracts and forward contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company’s foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company’s option and forward contracts do not qualify as hedging instruments under ASC 815, “Derivatives and hedging”. Changes in the fair value of option strategies are reflected in the consolidated statements of income as financial income or expense.

In 2022, 2021 and 2020 the Company entered into forward contracts in the aggregate notional amounts of $168,850, $140,688 and $260,862, respectively, and in 2022, 2021 and 2020, the Company entered into option contracts in the notional amounts of nil, $27,138 and $1,650, respectively, in order to protect against foreign currency fluctuations.

As of December 31, 2022, 2021 and 2020, the Company had outstanding options and forward contracts, in the notional amount of $15,900, $20,000 and $3,866, respectively.

In 2022 the Company recorded financial expense, net of $1,193, and in 2021 and 2020 the Company recorded financial income, net of $3,338 and $104 respectively, with respect to the above transactions, presented in the statements of income as part of financial expenses, net.

Treasury shares
v.	Treasury shares:
Repurchased common shares are held as treasury shares. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.
Comprehensive income (loss)
w.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, “Comprehensive Income”. Comprehensive income (loss) generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company records transactions under comprehensive income net of income tax.

Recently adopted accounting standards
x.	Recently adopted accounting standards:

In November 2021, the FASB issued ASU 2021-10, “Government Assistance (Topic 832): Disclosure by Business Entities about Government Assistance.” The new standard improves the transparency of government assistance received by most business entities by requiring the disclosure of: (1) the types of government assistance received; (2) the accounting for such assistance; and (3) the effect of the assistance on a business entity’s financial statements. This guidance is effective for financial statements issued for annual periods beginning after December 15, 2021. The adoption of this ASU did not have a significant impact on the Company’s financial statements and disclosures.

Recently issued accounting pronouncements
y.	Recently issued accounting pronouncements:

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”. The standard requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606, Revenue from Contracts with Customers, as if it had originated the contracts. The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. This ASU is currently not expected to have a material impact on our consolidated financial statements.